Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [line items]
Financial liabilities	£ 23	£ 5
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	16.00%	31.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	11.00%	6.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	73.00%	63.00%